Share-Based Payments - Summary of Movements of Options Issued (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, Beginning balance	29,330,001	32,103,334
Granted	0	0
Forfeited	(66,667)	(2,740,000)
Exercised	(170,000)	(33,333)
Options outstanding, Ending balance	29,093,334	29,330,001
Options exercisable	13,560,000	13,796,667
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.51	$ 0.54
Weighted Average Exercise Price, Forfeited | $ / shares	0.50	0.53
Weighted Average Exercise Price, Exercised | $ / shares	0.90	0.50
Weighted Average Exercise Price, Ending Balance | $ / shares	0.51	0.51
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.52	$ 0.52